Schedule of Convertible Notes Payable (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total Convertible notes payable and accrued interest	$ 546,119	$ 754,520	$ 435,189
Note 1 Accrued Interest and Premium - Majority Shareholder [Member]
Short-term Debt [Line Items]
Total Convertible notes payable and accrued interest	199,551	195,177	165,107
Note 2 Payable and Accrued Interest - Majority Shareholder [Member]
Short-term Debt [Line Items]
Total Convertible notes payable and accrued interest	126,828	126,210	124,972
Note 3 and Accrued Interest - Shareholder [Member]
Short-term Debt [Line Items]
Total Convertible notes payable and accrued interest		62,951	56,387
Note 4 Payable and Accrued Interest - Majority Shareholder [Member]
Short-term Debt [Line Items]
Total Convertible notes payable and accrued interest		97,537	88,723
Note 5 and Accrued Interest - Accredited Investors [Member]
Short-term Debt [Line Items]
Total Convertible notes payable and accrued interest		56,462
Note 6 and Accrued Interest - Majority Shareholder [Member]
Short-term Debt [Line Items]
Total Convertible notes payable and accrued interest	91,966	89,347
Note 7 Payable And Accrued Interest Accredited Investors [Member]
Short-term Debt [Line Items]
Total Convertible notes payable and accrued interest		101,781
Note Eight Payable And Accrued Interest Accredited Investors [Member]
Short-term Debt [Line Items]
Total Convertible notes payable and accrued interest	26,295	25,055
Note Nine Payable And Accrued Interest Shareholder [Member]
Short-term Debt [Line Items]
Total Convertible notes payable and accrued interest	$ 101,479